SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUBSEQUENT EVENTS [Text Block]
17.	SUBSEQUENT EVENTS

Subsequent to the year-end, the Company paid $25,000 and issued 250,000 shares to G&J Technologies for the third milestone payment of the G&J technology development agreement that was accrued at December 31, 2017 (Note 8).